Contract liabilities and other advances (Tables)	12 Months Ended
Dec. 31, 2021
Contract liabilities [abstract]
Schedule of contract liabilities

	December 31,
	2021	2020
	£’000	£’000
Within one year	29,962	9,041
More than one year	16,359	1,265
	46,321	10,306

Schedule of movement in contract liabilities and other advances	A reconciliation of the movement in contract assets for the Group is as follows:

	January 1, 2021	Recognised as income	Deductions	December 31, 2021
	£’000	£’000	£’000	£’000
Grants	—	126	—	126
Collaboration	143	567	(531)	179
Total contract assets	143	693	(531)	305

	January 1, 2020	Recognised as income	Deductions	December 31, 2020
	£’000	£’000	£’000	£’000
Collaborations	13	240	(110)	143
Total contract assets	13	240	(110)	143
A reconciliation of the movement in contract liabilities and other advances is as follows:

	January 1, 2021	Additions	Acquired as part of acquisition	Recognised in the income statement	Foreign exchange	December 31, 2021
	£’000	£’000	£’000	£’000	£’000	£’000
Grants	2,336	1,198	114	(1,757)	(2)	1,889
Revenue generating collaborations	7,970	29,186	186	(8,393)	(3)	28,946
Joint operations	—	16,253	—	(767)	—	15,486
Total contract liabilities and other advances	10,306	46,637	300	(10,917)	(5)	46,321
24.Contract liabilities and other advances (continued)

	January 1, 2020	Additions	Acquired as part of acquisition	Recognised in the income statement	Foreign exchange	December 31, 2020
	£’000	£’000	£’000	£’000	£’000	£’000
Grants	—	2,533	—	(197)	—	2,336
Revenue generating collaborations	15,087	2,449	—	(9,566)	—	7,970
Total contract liabilities and other advances	15,087	4,982	—	(9,763)	—	10,306